Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of single reportable segment
The following table presents financial information with respect to the Group’s single reportable segment:

	Six Months Ended June 30,
	2025	2026
Total revenues	323,281	356,682
Total cost of revenues	(273,280)	(283,969)
Gross profit	50,001	72,713
Operating expenses excluding share-based compensation expense[1]	(108,649)	(90,416)
Share-based compensation expense	(6,504)	(1,467)
Total operating expenses	(115,153)	(91,883)
Loss from operation	(65,152)	(19,170)
Interest income	1,554	2,509
Interest expense	(10,239)	(17,982)
Gain from equity method investments, net	113	14,161
Other non-operating (expenses) income	3,137	(1,478)
Loss before income taxes	(70,587)	(21,960)
Income tax expenses	(2,052)	(1,041)
Net loss	(72,639)	(23,001)

[1] This measure is not in accordance with, or an alternative to GAAP. The Group excludes share-based compensation expense since it is non-cash in nature and its valuation and measurement depend on factors such as volatility not reflective of the Group’s operating performance.